COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD
COMBINED CONDENSED FINANCIAL STATEMENTS OF
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
(PARENT COMPANY)

All operating activities of Brookfield Asset Management Reinsurance Partners Ltd. (the “Parent Company”) are conducted by its operating subsidiaries, Brookfield Annuity Company (“BAC”), North End Re Ltd. ("NER Ltd.") and North End Re (Cayman) SPC (“NER SPC”). The Parent Company holds a direct 100% ownership interest in BAM Re Holdings Ltd. (“BAM Re Holdings”), which holds the Parent Company’s interest in its operating subsidiaries. The Parent Company is a holding company that does not conduct any substantive business operations and does not have any assets other than cash and cash equivalents and investments in its subsidiaries. The operating subsidiaries are regulated insurance companies and therefore have restrictions on the ability to pay dividends, loan funds and make other upstream distributions to the Parent Company without prior approval by local regulators.
These Combined Condensed Parent Company financial statements have been prepared using the same accounting principles and policies described in the notes to the Combined Consolidated Financial Statements. Refer to the consolidated financial statements and notes presented above for additional information and disclosures with respect to these combined condensed financial statements.
PARENT COMPANY INFORMATION
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF FINANCIAL POSITION

AS AT DEC.31 US$ MILLIONS	2021	2020
Assets
Cash and cash equivalents	$25	$—
Investments in subsidiaries	1,415	83
Total assets	$1,440	$83

Liability
Accounts payable and accrued liabilities	$1	$—
Due to related party	4	—
Total liabilities	5	—

Equity
Share capital	1,499	78
Accumulated (deficit) surplus	(48)	1
Accumulated other comprehensive (loss) income	(16)	4
Total equity	1,435	83
Total liabilities and equity	$1,440	$83
The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
PARENT COMPANY INFORMATION
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	2021	2020	2019
(Loss) income of equity method investments	$(41)	$1	$6
Operating expenses	(3)	—	—
Net (loss) income	$(44)	$1	$6
The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
PARENT COMPANY INFORMATION
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	2021	2020	2019
Net (loss) income	$(44)	$1	$6
Other comprehensive (loss) income	(15)	3	3
Comprehensive (loss) income	$(59)	$4	$9
The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
PARENT COMPANY INFORMATION
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF CHANGES IN EQUITY

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	Share Capital	Accumulated Surplus (Deficit)	Accumulated Other Comprehensive Income (loss)	Total
Balance as at January 1, 2021	$78	$1	$4	$83
Net income (loss)	—	(44)	—	(44)
Other comprehensive income (loss)	—	—	(15)	(15)
Comprehensive income (loss)	—	(44)	(15)	(59)
Equity issuances	1,424	—	—	1,424
Return of capital	(3)	—	—	(3)
Common control transaction adjustment	—	(5)	(5)	(10)
Balance as at December 31, 2021	$1,499	$(48)	$(16)	$1,435

Balance as at January 1, 2020	$65	$—	$1	$66
Net income (loss)	—	1	—	1
Other comprehensive income (loss)	—	—	3	3
Comprehensive income (loss)	—	1	3	4
Equity issuances	13	—	—	13
Balance as at December 31, 2020	$78	$1	$4	$83

Balance as at January 1, 2019	$60	$(6)	$(2)	$52
Net income (loss)	—	6	—	6
Other comprehensive income (loss)	—	—	3	3
Comprehensive income (loss)	—	6	3	9
Equity issuances	5	—	—	5
Balance as at December 31, 2019	$65	$—	$1	$66
The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
PARENT COMPANY INFORMATION
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2021	2020	2019
Operating activities
Net (loss) income	$(44)	$1	$6
Non-cash items affecting net income
Equity in undistributed earnings of subsidiaries	41	(1)	(6)
Changes in non-cash balances related to operations
Changes in working capital	5	—	—
Cash from operating activities	2	—	—
Investing activities
Investments in shares of subsidiaries	(1,475)	(13)	(5)
Cash used in investing activities	(1,475)	(13)	(5)
Financing activities
Issuance of equity	1,501	13	5
Return of capital	(3)	—	—
Cash from financing activities	1,498	13	5
Cash and cash equivalents
Cash and cash equivalents, beginning of year	—	—	—
Net change during the year	25	—	—
Cash and cash equivalents, end of year	$25	$—	$—
The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
PARENT COMPANY INFORMATION
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
SCHEDULE I – NOTES TO THE COMBINED CONDENSED FINANCIAL STATEMENTS
NOTE 1. BASIS OF PRESENTATION
Brookfield Asset Management Reinsurance Partners Ltd. (the “Parent Company”) is a holding company that conducts all of its business operations through its subsidiaries. The Parent Company holds a direct 100% ownership interest in BAM Re Holdings Ltd., which holds the Parent Company’s interest in its operating subsidiaries, Brookfield Annuity Company (“BAC”), North End Re Ltd. ("NER Ltd.") and North End Re (Cayman) SPC (“NER SPC”).
The Parent Company is a Bermuda corporation incorporated on December 10, 2020 and governed by the laws of Bermuda. The Parent Company was established to become a reinsurance business focused on providing capital-based solutions to insurance companies and their stakeholders, and through its operating subsidiaries, acts as a direct issuer of pension risk transfer products for pension plan sponsors and provides annuity-based reinsurance products to insurance and reinsurance companies.
The Parent Company has accounted for the earnings of its subsidiaries under the equity method in these unconsolidated combined condensed financial statements.
The comparatives reflect the financial information of Brookfield Annuity Holdings Inc. (“BAH”), the predecessor of our Parent Company for financial reporting purposes, as at December 31, 2020 and for the years ended December 31, 2020 and 2019.
No dividends have been received from any of our subsidiaries in the past three years.
NOTE 2. COMMITMENTS AND CONTINGENCIES
The Parent Company has guaranteed the borrowings on the revolving bi-lateral credit facilities entered into by its subsidiaries. The total revolving credit facilities size is $150 million, and as at December 31, 2021, the subsidiaries had drawn $37 million. The Parent Company has no other material commitments or contingencies during the reported periods.